CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common shares	Additional paid in capital	Contributed surplus	Accumulated other comprehensive (loss)/income	Retained Earnings	Total equity before NCI	Non-controlling interest
Beginning Balance, shares at Dec. 31, 2012		938,000,000
Beginning Balance at Dec. 31, 2012	$ 6,024		$ 2,332	$ 1,956	$ 194	$ 83	$ 5,503	$ 521
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	6		6				6
Purchase of treasury shares	(39)		(39)				(39)
Share-based compensation	7		7				7
Establishment of non-controlling interest in Seadrill Partners	297							297
Issuance of common units by Seadrill Partners to public	365		228				228	137
Issuances of common units by Seadrill Partners and impact on non-controlling interest			(102)				(102)	102
Sale of drilling units to Seadrill Partners			209				209	(209)
Dividend to Non-controlling interests in VIEs	(223)							(223)
Other comprehensive income (loss)	335				334		334	1
Dividends declared	(1,356)					(1,287)	(1,287)	(69)
Net income (loss)	$ 2,786					2,653	2,653	133
Ending Balance, Shares at Dec. 31, 2013	468,978,492	938,000,000
Ending Balance at Dec. 31, 2013	$ 8,202		2,641	1,956	528	1,449	7,512	690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Establishment of non-controlling interest in Seadrill Partners	4							4
Sale and purchase of treasury shares, net, shares		(1,000,000)
Sale and purchase of treasury shares, net	(23)		(22)				(23)
Sale of drilling units to Seadrill Partners	(13)		(6)				(6)	(7)
Share-based compensation	10		10				10
Employee stock options issued, shares		1,000,000
Employee stock options issued	5		4				5
Conversion of convertible bond, shares		47,000,000
Conversion of convertible bond	615		568				615
Deconsolidation of Seadrill Partners/Sale of NCI	(115)							(115)
Initial public offering of NADL	115		63				63	52
Other comprehensive income (loss)	(1,031)				(976)		(976)	(55)
Dividends declared	(1,466)					(1,415)	(1,415)	(51)
Net income (loss)	$ 4,087					3,979	3,979	108
Ending Balance, Shares at Dec. 31, 2014	492,759,938	985,000,000
Ending Balance at Dec. 31, 2014	$ 10,390		3,258	1,956	(448)	4,013	9,764	626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net	10		10				10
Share-based compensation	7		7				7
Deconsolidation of Seadrill Partners/Sale of NCI	(4)							(4)
Other comprehensive income (loss)	336				328		328	8
Distributions to Non-controlling interests	(14)							(14)
Net income (loss)	$ (750)					(738)	(738)	(12)
Ending Balance, Shares at Dec. 31, 2015	492,759,940	985,000,000
Ending Balance at Dec. 31, 2015	$ 9,975		$ 3,275	$ 1,956	$ (120)	$ 3,275	$ 9,371	$ 604